UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS’ (DEFICIT) EQUITY - USD ($)	Total	Agrico Acquisition Corp.	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Agrico Acquisition Corp.	Retained Earnings [Member]	Retained Earnings [Member] Agrico Acquisition Corp.	Class A Common Stock [Member] Agrico Acquisition Corp.	Class B Common Stock [Member] Agrico Acquisition Corp.
Beginning balance at Dec. 31, 2019	$ 8,249,000		$ 1,000	$ 22,140,000		$ (13,892,000)
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			7,812,413
Issuance of Class B ordinary shares to Sponsor (Note 5)	140,619,000		$ 0	140,619,000
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	$ (9,672)	1,000	167,052,000	$ 0	(22,549,000)	$ (9,672)		$ 0
Beginning balance (in shares) at Jul. 31, 2020								0	0
Beginning balance at Jul. 31, 2020		0			0		0	$ 0	$ 0
Net loss		(9,672)					(9,672)
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	(9,672)	$ 1,000	167,052,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			520,375						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	39,012,000	25,000	$ 1,000	39,011,000	24,641				$ 359
Ending balance (in shares) at Mar. 31, 2021									3,593,750
Ending balance at Mar. 31, 2021	178,669,000	15,328	2,000	206,497,000	24,641	(27,452,000)	(9,672)		$ 359
Beginning balance (in shares) at Dec. 31, 2020									0
Beginning balance at Dec. 31, 2020	144,126,000	(9,672)	$ 1,000	167,052,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			4,373,917						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	161,458,000	25,000	$ 1,000	161,457,000	24,641				$ 359
Net loss		(372,974)					(372,974)
Ending balance (in shares) at Dec. 31, 2021								143,750	3,593,750
Ending balance at Dec. 31, 2021	266,923,000	(4,543,927)	2,000	331,074,000	$ 0	(62,606,000)	(4,544,300)	$ 14	$ 359
Net loss		(379,541)					(379,541)
Ending balance (in shares) at Mar. 31, 2022								143,750	3,593,750
Ending balance at Mar. 31, 2022	250,187,000	$ (4,923,468)	$ 2,000	331,886,000		(78,924,000)	$ (4,923,841)	$ 14	$ 359
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			463,610
Issuance of Class B ordinary shares to Sponsor (Note 5)	2,381,000			2,381,000
Ending balance at Jun. 30, 2022	$ 136,181,000		$ 2,000	$ 305,826,000		$ (157,579,000)